Earnings/ (Loss) Per Common Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings/(Loss) per Common Share - Earnings/Loss per share, basic and diluted

	Three Month Period Ended June 30, 2021	Three Month Period Ended June 30, 2020	Six Month Period Ended June 30, 2021	Six Month Period Ended June 30, 2020
Numerator:
Net income/ (loss) attributable to Navios Holdings common stockholders	$24,936	$(35,271)	$25,099	$(88,546)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,284)	(1,284)	(2,561)	(2,578)
Plus:
Gain from eliminated dividends (preferred stock) due to conversion	—	—	—	166
Income/ (loss) available to Navios Holdings common stockholders, basic and diluted	$23,652	$(36,555)	$22,538	$(90,958)
Denominator:
Denominator for basic earnings/ (loss) per share attributable to Navios Holdings common stockholders — weighted average shares	13,127,208	12,901,880	13,120,335	12,882,235
Basic earnings/ (loss) per share attributable to Navios Holdings common stockholders	$1.80	$(2.83)	$1.72	$(7.06)
Denominator for diluted earnings/ (loss) per share attributable to Navios Holdings common stockholders — weighted average shares	13,511,627	12,901,880	13,508,382	12,882,235
Diluted earnings/ (loss) per share attributable to Navios Holdings common stockholders	$1.75	$(2.83)	$1.67	(7.06)